Note 4 - Loans (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	December 31, 2019
(dollars in thousands)	Legacy Loans	Purchased Loans	Total

Construction, land & land development	$83,036	$13,061	$96,097
Other commercial real estate	481,943	58,296	540,239
Total commercial real estate	564,979	71,357	636,336
Residential real estate	171,341	23,455	194,796
Commercial , financial, & agricultural	91,535	22,825	114,360
Consumer & other	19,245	4,077	23,322
Total loans	$847,100	$121,714	$968,814
	December 31, 2018
(dollars in thousands)	Legacy Loans	Purchased Loans	Total

Construction, land & land development	$58,812	$1,498	$60,310
Other commercial real estate	429,184	6,777	435,961
Total commercial real estate	487,996	8,275	496,271
Residential real estate	185,577	2,015	187,592
Commercial , financial, & agricultural	66,131	8,035	74,166
Consumer & other	23,435	62	23,497
Total loans	$763,139	$18,387	$781,526

Financing Receivable Credit Quality Indicators [Table Text Block]
	Pass	Special Mention	Substandard	Total Loans
(dollars in thousands)

Construction, land & land development	$82,322	$445	$269	$83,036
Other commercial real estate	459,064	13,438	9,441	481,943
Total commercial real estate	541,386	13,883	9,710	564,979
Residential real estate	159,194	4,632	7,515	171,341
Commercial , financial, & agricultural	86,558	1,973	3,004	91,535
Consumer & other	18,883	148	214	19,245
Total loans	$806,021	$20,636	$20,443	$847,100
	Pass	Special Mention	Substandard	Total Loans
(dollars in thousands)

Construction, land & land development	$12,996	$-	$65	$13,061
Other commercial real estate	57,881	381	34	58,296
Total commercial real estate	70,877	381	99	71,357
Residential real estate	23,097	249	109	23,455
Commercial , financial, & agricultural	19,443	2,949	433	22,825
Consumer & other	4,077	-	-	4,077
Total loans	117,494	3,579	641	121,714
	Pass	Special Mention	Substandard	Total Loans
(dollars in thousands)

Construction, land & land development	$58,050	$45	$717	$58,812
Other commercial real estate	409,793	9,574	9,817	429,184
Total commercial real estate	467,843	9,619	10,534	487,996
Residential real estate	167,913	7,107	10,557	185,577
Commercial , financial, & agricultural	63,394	1,366	1,371	66,131
Consumer & other	23,045	64	326	23,435
Total loans	$722,195	$18,156	$22,788	$763,139
	Pass	Special	Substandard	Total Loans
(dollars in thousands)

Construction, land & land development	$1,498	$-	$-	$1,498
Other commercial real estate	6,777	-	-	6,777
Total commercial real estate	8,275	-	-	8,275
Residential real estate	2,015	-	-	2,015
Commercial , financial, & agricultural	8,035	-	-	8,035
Consumer & other	62	-	-	62
Total loans	18,387	-	-	18,387

Financing Receivable, Past Due [Table Text Block]
	Accruing Loans
		90 Days
	30-89 Days	or More	Total Accruing	Nonaccrual
	Past Due	Past Due	Loans Past Due	Loans	Current Loans	Total Loans
(dollars in thousands)

Construction, land & land development	$50	$-	$50	$32	$82,954	$83,036
Other commercial real estate	335	-	335	3,738	477,870	481,943
Total commercial real estate	385	-	385	3,770	560,824	564,979
Residential real estate	1,296	-	1,296	3,643	166,402	171,341
Commercial , financial, & agricultural	212	-	212	1,628	89,695	91,535
Consumer & other	21	-	21	138	19,086	19,245
Total loans	$1,914	$-	$1,914	$9,179	$836,007	$847,100
	Accruing Loans
		90 Days
	30-89 Days	or More	Total Accruing	Nonaccrual
	Past Due	Past Due	Loans Past Due	Loans	Current Loans	Total Loans
(dollars in thousands)

Construction, land & land development	$-	$-	$-	$96	$12,965	$13,061
Other commercial real estate	83	-	83	34	58,179	58,296
Total commercial real estate	83	-	83	130	71,144	71,357
Residential real estate	57	-	57	85	23,313	23,455
Commercial , financial, & agricultural	553	-	553	433	21,839	22,825
Consumer & other	8	-	8	-	4,069	4,077
Total loans	$701	$-	$701	$648	$120,365	$121,714
	Accruing Loans
		90 Days
	30-89 Days	or More	Total Accruing	Nonaccrual
	Past Due	Past Due	Loans Past Due	Loans	Current Loans	Total Loans
(dollars in thousands)

Construction, land & land development	$88	$-	$88	$463	$58,349	$58,812
Other commercial real estate	755	-	755	5,018	424,166	429,184
Total commercial real estate	843	-	843	5,481	482,515	487,996
Residential real estate	6,882	-	6,882	2,734	182,843	185,577
Commercial , financial, & agricultural	399	-	399	1,050	65,081	66,131
Consumer & other	110	-	110	217	23,218	23,435
Total loans	$8,234	$-	$8,234	$9,482	$753,657	$763,139
	Accruing Loans
		90 Days
	30-89 Days	or More	Total Accruing	Nonaccrual
	Past Due	Past Due	Loans Past Due	Loans	Current Loans	Total Loans
(dollars in thousands)

Construction, land & land development	$-	$-	$-	$-	$1,498	$1,498
Other commercial real estate	-	-	-	-	6,777	6,777
Total commercial real estate	-	-	-	-	8,275	8,275
Residential real estate	-	-	-	-	2,015	2,015
Commercial , financial, & agricultural	-	-	-	-	8,035	8,035
Consumer & other	-	-	-	-	62	62
Total loans	$-	$-	$-	$-	$18,387	$18,387

Impaired Financing Receivables [Table Text Block]
	Unpaid
	Contractual			Average
	Principal	Recorded	Related	Recorded
(dollars in thousands)	Balance	investment	allowance	Investment

With No Related Allowance Recorded
Construction, land & land development	$67	$67	$-	$168
Commercial real estate	12,455	11,639	-	13,924
Residential real estate	2,706	2,711	-	3,693
Commercial, financial & agricultural	257	257	-	910
Consumer & other	-	-	-	123
Total Impaired Loans with no Allowance	15,485	14,674	-	18,818

With An Allowance Recorded
Construction, land & land development	-	-	-	80
Commercial real estate	6,379	6,385	1,939	3,898
Residential real estate	757	760	137	367
Commercial, financial & agricultural	2,189	1,989	1,073	722
Consumer & other	-	-	-	-
Total Impaired Loans with Allowance	9,325	9,134	3,149	5,067

Purchased Credit Impaired Loans
Construction, land & land development	65	65	-	80
Commercial real estate	34	34	-	35
Residential real estate	11	11	6	24
Commercial, financial & agricultural	37	37	-	47
Consumer & other	-	-	-	-
Total Purchased Credit Impaired Loans	147	147	6	186

Total
Construction, land & land development	132	132	-	328
Commercial real estate	18,868	18,058	1,939	17,857
Residential real estate	3,474	3,482	143	4,084
Commercial, financial & agricultural	2,483	2,283	1,073	1,679
Consumer & other	-	-	-	123
	$24,957	$23,955	$3,155	$24,071
	Unpaid
	Contractual			Average
	Principal	Recorded	Related	Recorded
(dollars in thousands)	Balance	Investment	Allowance	Investment

With No Related
Allowance Recorded
Construction, land & land development	$132	$132	$-	$69
Commercial real estate	14,218	14,216	-	12,401
Residential real estate	4,214	4,130	-	4,067
Commercial, financial & agricultural	1,029	1,008	-	909
Consumer & other	217	217	-	198
	19,810	19,703	-	17,644

With An Allowance Recorded
Construction, land & land development	399	399	39	466
Commercial real estate	4,055	4,055	1,312	5,489
Residential real estate	274	274	61	98
Commercial, financial & agricultural	42	42	6	8
Consumer & other	-	-	-	-
	4,770	4,770	1,418	6,061

Total
Construction, land & land development	531	531	39	535
Commercial real estate	18,273	18,271	1,312	17,890
Residential real estate	4,488	4,404	61	4,165
Commercial, financial & agricultural	1,071	1,050	6	917
Consumer & other	217	217	-	198
	$24,580	$24,473	$1,418	$23,705